Revenue - Revenue by customer (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
BMY
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	23.00%	73.00%	25.00%	70.00%
Merck KGaA, Darmstadt, Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	24.00%	0.00%	19.00%	0.00%
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	53.00%	27.00%	46.00%	29.00%
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	0.00%	0.00%	10.00%	1.00%